Loans, Allowance for Loan Losses and Credit Quality (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Allowance for Credit Losses
Beginning balance	$ 1,367	$ 1,143
Provision	717	531
Recoveries	80	98
Charge-offs	(238)	(405)
Ending balance	1,926	1,367
Purchased
Financing Receivable, Allowance for Credit Losses
Beginning balance	268	76
Provision	15	190
Recoveries		2
Ending balance	283	268
Residential Real Estate
Financing Receivable, Allowance for Credit Losses
Beginning balance	580	594
Provision	344	190
Recoveries	24	63
Charge-offs	(207)	(267)
Ending balance	741	580
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses
Beginning balance	358	173
Provision	335	211
Recoveries	1
Charge-offs		(26)
Ending balance	694	358
Commercial Business.
Financing Receivable, Allowance for Credit Losses
Beginning balance	48	70
Provision	38	13
Recoveries	34	8
Charge-offs	(3)	(43)
Ending balance	117	48
Consumer
Financing Receivable, Allowance for Credit Losses
Beginning balance	79	189
Provision	(37)	(66)
Recoveries	21	25
Charge-offs	(28)	(69)
Ending balance	35	79
Unallocated
Financing Receivable, Allowance for Credit Losses
Beginning balance	34	41
Provision	22	(7)
Ending balance	$ 56	$ 34